Financing Receivables	12 Months Ended
Mar. 31, 2012
Financing Receivables [Abstract]
Financing Receivables

9. Financing receivables:

In the normal course of business, Nomura extends financing to clients primarily in the form of collateralized agreements such as reverse repurchase agreements and securities borrowing transactions and loans. These financing receivables are recognized as assets on Nomura’s consolidated balance sheets and provide a contractual right to receive money either on demand or on future fixed or determinable dates.

Collateralized agreements

Collateralized agreements consist of reverse repurchase agreements disclosed as Securities purchased under agreements to resell and securities borrowing transactions disclosed as Securities borrowed in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Reverse repurchase agreements and securities borrowing transactions are generally recorded on the consolidated balance sheets at the amount at which the securities are purchased with applicable accrued interest. No allowance for credit losses is generally recorded on these transactions due to the strict collateralization requirements.

Loans receivable

The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.

Loans at banks are secured and unsecured loans extended by licensed banks within Nomura. For those loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. For unsecured loans provided for the investment banking activities, Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.

Short-term secured margin loans are loans provided to clients in connection with stock brokerage activities. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value (“LTV”) ratio. For these reasons, the risk to Nomura of providing these loans is limited.

Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.

Corporate loans are primarily loans provided to corporate clients. Corporate loans include loans secured by real estate or securities, as well as unsecured loans which Nomura provides for the investment banking activities. The risk to Nomura of making these loans is similar to those risks arising from loans at banks.

In addition to the loans above, Nomura has advances to affiliated companies which are loans provided to related parties of Nomura. As these loans are generally not secured, Nomura is exposed to the risk of default of the counterparty.

The following table presents a summary of the loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment.

	Millions of yen
	March 31
	2011	2012
Loans
Loans at banks	¥320,296	¥285,516
Short-term secured margin loans	206,910	165,246
Inter-bank money market loans	8,281	95,461
Corporate loans	735,797	747,149

Loans receivable total	¥1,271,284	¥1,293,372

of which:
Loans receivable carried at fair value(1)	¥554,180	¥458,352
Loans receivable carried at amortized cost	717,104	835,020
Advances to affiliated companies	12,766	10,649

(1)	Carried at fair value through election of the fair value option.

There were no significant purchases or sales of Loans receivable and no reclassifications of Loans receivable to Trading assets during the years ended March 31, 2011 and 2012.

Allowance for loan losses

Management establishes an allowance for loan losses for loans carried at amortized cost which reflects management’s best estimate of probable losses incurred. The allowance for loan losses which is reported in the consolidated balance sheets within Allowance for doubtful accounts comprises two components:

•	A specific component for loans which have been individually evaluated for impairment; and

•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience

The specific component of the allowance for loan losses reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior loan loss experience, current economic conditions, the current financial situation of the borrower, and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. The impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component of the allowance for loan losses is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.

While management has based its estimate of the allowance for loan losses on the best information available, future adjustments to the allowance for loan losses may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.

Loans are charged-off when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower’s financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.

The following tables present changes in the allowance for losses for the years ended March 31, 2010, 2011 and 2012.

	Millions of yen
	Year ended March 31
	2010	2011	2012
Balance at beginning of year	¥3,765	¥5,425	¥4,860
Provision for losses	2,214	(690)	(330)
Charge-offs	(1,637)	(91)	(3)
Other(1)	1,083	216	361

Balance at end of year	¥5,425	¥4,860	¥4,888

	Millions of yen
	Year ended March 31, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥783	¥25	¥5	¥3,576	¥—	¥4,389	¥1,036	¥5,425
Provision for losses	(253)	13	(5)	(599)	11	(833)	143	(690)
Charge-offs	(32)	—	—	—	—	(32)	(59)	(91)
Other(1)	(159)	(1)	—	445	—	285	(69)	216

Ending balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860

	Millions of yen
	Year ended March 31, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	213	(11)	—	(592)	40	(350)	20	(330)
Charge-offs	—	(2)	—	—	—	(2)	(1)	(3)
Other(1)	—	(0)	—	(72)	—	(72)	433	361

Ending balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888

(1)	Includes the effect of foreign exchange movements.

The following tables present the allowance for loan losses and loans by impairment methodology and type of loans as of March 31, 2011 and 2012.

	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Millions of yen
	March 31, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥14	¥10	¥—	¥2,680	¥—	¥2,704
Evaluated collectively	538	14	—	78	51	681

Total allowance for loan losses	¥552	¥24	¥—	¥2,758	¥51	¥3,385

Loans by impairment methodology
Evaluated individually	¥212	¥58,636	¥95,461	¥329,312	¥394	¥484,015
Evaluated collectively	235,195	106,610	—	9,594	10,255	361,654

Total loans	¥235,407	¥165,246	¥95,461	¥338,906	¥10,649	¥845,669

Nonaccrual and past due loans

Loans which are individually evaluated as impaired are assessed for a nonaccrual status in accordance with Nomura’s policy. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.

As of March 31, 2011, the amount of loans which were on a nonaccrual status or 90 days past due was not significant. As of March 31, 2012, there were ¥40,565 million of loans which were on a nonaccrual status, primarily unsecured corporate loans. The amount of loans which were 90 days past due was not significant.

Once a loan is impaired and placed on a nonaccrual status, interest income is subsequently recognized using the cash basis method.

Loan impairment and troubled debt restructurings

In the ordinary course of business, Nomura may choose to recognize impairment and also restructure a loan classified as held for investment either because of financial difficulties of the borrower, or simply as a result of market conditions or relationship reasons. A troubled debt restructuring (“TDR”) occurs when Nomura (as lender) for economic or legal reasons related to the borrower's financial difficulties grants a concession to the borrower that Nomura would not otherwise consider.

Any loan being restructured under a TDR will generally already be identified as impaired with an applicable allowance recognized in the allowance for loan losses. If not (for example if the loan is collectively assessed for impairment with other loans), the restructuring of the loan under a TDR will immediately result in the loan as being classified as impaired. An impairment loss for a loan restructuring under a TDR which only involves modification of the loan’s terms (rather than receipt of assets in full or partial settlement) is calculated in the same way as any other impaired loan. Assets received in full or partial satisfaction of a loan in a TDR are recognized at fair value.

As of March 31, 2011, the amount of loans which were classified as impaired but against which no allowance for loan losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment was ¥41,630 million, the total unpaid principal balance was ¥43,715 million and the related allowance was ¥3,279 million, mainly for unsecured corporate loans. As of March 31, 2012, the amount of loans which were classified as impaired but against which no allowance for loan losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment was ¥35,721 million, the total unpaid principal balance was ¥38,103 million and the related allowance was ¥2,693 million, mainly for unsecured corporate loans.

During the year ended March 31, 2012, the amount of loans under a TDR was not significant.

Credit quality indicators

Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the borrower. Nomura’s risk management framework for such credit risks is based on a risk assessment through an internal credit rating process, in depth pre-financing credit analysis of each individual loan and continuous post-financing monitoring of borrower’s creditworthiness. Loans considered as collateralized transactions are not subject to an internal credit rating process as Nomura monitors the value of posted collateral closely and understands means to prevent potential losses.

The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2011 and 2012.

	Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Millions of yen
	March 31, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,207	¥29,169	¥—	¥33,511	¥154,887
Unsecured loans at banks	80,507	—	13	—	80,520
Short-term secured margin loans	—	—	—	165,246	165,246
Secured inter-bank money market loans	1,461	—	—	—	1,461
Unsecured inter-bank money market loans	94,000	—	—	—	94,000
Secured corporate loans	131,767	93,331	4,232	70,657	299,987
Unsecured corporate loans	1,339	37,580	—	—	38,919
Advances to affiliated companies	10,255	—	—	394	10,649

Total	¥411,536	¥160,080	¥4,245	¥269,808	¥845,669

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.
Nomura reviews internal counterparty credit ratings at least once a year by using available borrower’s credit information including financial statements and other information. Internal counterparty credit ratings are also reviewed more frequently for high-risk borrowers or problematic exposures and any significant credit event of a counterparty will trigger on immediate credit review process.